Other (Income)/Deductions - Net - Footnotes - Interest (Income) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
Interest costs capitalized	$ 88	$ 73	$ 72